Cover	Feb. 27, 2025
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Feb. 27, 2025
Entity Registrant Name	ARCADIUM LITHIUM PLC
Entity File Number	001-38694
Entity Tax Identification Number	98-1737136
Entity Address, Address Line One	1818 Market Street
Entity Address, Address Line Two	Suite 2550
Entity Address, City or Town	Philadelphia
Entity Address, State or Province	PA
Entity Address, Country	US
Entity Address, Postal Zip Code	19103
City Area Code	215
Local Phone Number	299-5900
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	ALTM
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001977303
Amendment Flag	false
Entity Incorporation, State or Country Code	Y9
Other Address
Document Information [Line Items]
Entity Address, Address Line One	Suite 12, Gateway Hub
Entity Address, Address Line Two	Shannon Airport House
Entity Address, City or Town	Shannon, Co. Clare
Entity Address, Country	IE
Entity Address, Postal Zip Code	V14 E370
City Area Code	353-1
Local Phone Number	6875238